COMMITMENTS AND CONTINGENCIES (Details)										12 Months Ended
	Apr. 06, 2018 USD ($)	Jan. 05, 2018 USD ($)	Nov. 30, 2017 USD ($) shares	Oct. 09, 2017 USD ($)	Aug. 23, 2017 USD ($)	Jul. 20, 2016 USD ($)	Mar. 31, 2016 USD ($)	Aug. 01, 2015 USD ($) shares	Oct. 01, 2014 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	Apr. 17, 2017 ft²
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision										$ 10,000
Debt Conversion, Original Debt, Amount										150,000	$ 362,500
Employee-related Liabilities, Current										44,465	34,987
Allocated Share-based Compensation Expense										794,607	3,250
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term									5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold									$ 150,000
Deferred Compensation Arrangement with Individual, Description									performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-based Compensation Arrangement by Share-based Payment Award, Description									annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Employee-related Liabilities, Current										37,500	37,500
Chief Operating Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term								5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 150,000
Deferred Compensation Arrangement with Individual, Description								performance bonus equal to 2% of the Company’s annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-based Compensation Arrangement by Share-based Payment Award, Description								annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Employee-related Liabilities, Current			$ 37,500							37,500	0
President and Chief Financial Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 175,000
Deferred Compensation Arrangement with Individual, Description			performance bonus equal to 2% of the Company’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA
Share-based Compensation Arrangement by Share-based Payment Award, Description			annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA
Former Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employee-related Liabilities, Current										16,250	$ 16,250
Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²												14,392
Lessee, Operating Lease, Term of Contract												72 months
Lessee, Operating Lease, Renewal Term												10 years
Deposit [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision										50,000
Rent Expense [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision										15,699
Remaining Amounts Due Under Lease [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision										$ 30,000
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares								250,000
Allocated Share-based Compensation Expense								$ 327,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								1 year
One Time Signing Bonus [Member] | President and Chief Financial Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 37,500	$ 37,500		$ 39,521	$ 62,500	$ 250,000	$ 112,500